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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: -----
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prides Capital Partners, L.L.C.
Address:   200 High Street; Suite 700
           Boston, MA 02110

Form 13F File Number: 28- ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Murray A. Indick
Title:     Managing Member
Phone:     617.778.9200

Signature, Place, and Date of Signing:


/s/ Murray A. Indick                      Boston, MA        May 14, 2008
------------------------------------     -------------      -------------
      [Signature]                        [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            11
Form 13F Information Table Value Total:      $219,647
                                          (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number                     Name
------   -----------------------   -------------------------------------------
          28-
----          -----------------         -------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                   SHR
                                            Value                 or PRN           Investment  Other                      Authority
Name of Issuer    Title of Class   Cusip    X1000) Shares/PRN AMT   AMT   PUT/CALL Discretion Managers Sole Voting Shared   None
                                                                  SH/PRN
----------------- -------------- --------- ------- -------------- ------- -------- ---------- -------- ---- ------------- ---------
AMERITRANS
CAP CORP                   COM   03073H108  3,094       854,700     SH               SHARED                     854,700
ARK
RESTAURANTS
CORP                       COM   040712101 10,945       377,430     SH               SHARED                     377,430
COMPASS
DIVERSIFIED
HOLDING             SH BEN INT   20451Q104 15,375     1,169,219     SH               SHARED                   1,169,219
EDIETS.COM                 COM   280597105 54,830    12,404,880     SH               SHARED                  12,404,880
FINLAY
ENTERPRISES
INC                    COM NEW   317884203  1,006     1,572,190     SH               SHARED                   1,572,190
HEALTHTRONICS
INC                        COM   42222L107 17,659     5,450,308     SH               SHARED                   5,450,308
PRINCETON
REVIEW INC                 COM   742352107  7,935     1,008,273     SH               SHARED                   1,008,273
QC HOLDINGS
INC                        COM   74729T101 16,381     1,810,049     SH               SHARED                   1,810,049
TRUMP
ENTERTAINMENT
RESORTS                    COM   89816T103  6,648     1,846,669     SH               SHARED                   1,846,669
VALASSIS
COMMUNICATIONS
INC                        COM   918866104 37,564     3,462,100     SH               SHARED                   3,462,100
WASTE SERVICES
INC DEL                COM NEW   941075103 48,210     5,937,175     SH               SHARED                   5,937,175